                                [COLONIAL LOGO]

                                    COLONIAL
                         MASSACHUSETTS TAX-EXEMPT FUND

                                   [PICTURE]

                               SEMIANNUAL REPORT
                                  JULY 31,1996


                  NOT FDIC-                       MAY LOSE VALUE
                  INSURED                         NO BANK GUARANTEE

                COLONIAL MASSACHUSETTS TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1996 - JULY 31, 1996

INVESTMENT OBJECTIVE: Colonial Massachusetts Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:

         - High monthly double-tax-free income

         - Long-term appreciation

         - Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "The Fund is currently invested in a mixture of high quality bonds that tend to track the market and could provide total return potential, and lower quality, high coupon bonds that could provide the Fund with
a stable, high income component."                               - Maureen Newman

               COLONIAL MASSACHUSETTS TAX-EXEMPT FUND PERFORMANCE

                                                     CLASS A           CLASS B
Inception dates                                      4/10/87           6/8/92
Distributions declared per share*                    $0.203            $0.174
SEC yields on 7/31/96**                                4.86%             4.34%
Taxable-equivalent SEC yields***                       9.14%             8.17%
Total returns, assuming reinvestment of all
distributions and no sales charge or
contingent deferred sales charge (CDSC)
6 months                                              (1.52)%           (1.90)%
Net asset value per share at 7/31/96                 $ 7.71            $ 7.71

*A portion of the Fund's income may be subject to the alternative minimum tax.

**The 30-day SEC yields on July 31, 1996 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period. If the Adviser had not waived or borne certain Fund expenses, SEC yields would have been lower; the yield for Class A shares would have been 4.80% and the yield for Class B shares would have been 4.28%.

***Taxable-equivalent SEC yields are based on the maximum effective 46.8% federal and Massachusetts income tax rates.

QUALITY BREAKDOWN                           TOP FIVE SECTORS
(as of 7/31/96)                             (as of 7/31/96)
AAA ..........................    44.9%     Water & Sewer ................    15.8%
AA ...........................     9.9%     Education ....................    15.2%
A ............................    32.7%     General Obligations ..........    14.6%
BBB ..........................     3.6%     Transportation ...............     9.9%
Non-rated ....................     7.8%     Housing ......................     8.3%
Cash & Equivalents ...........     1.1%

Sector classifications are based upon Colonial's defined criteria as used in the investment process. Because the Fund is actively managed, quality and sector weightings will change.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[PICTURE OF HAROLD W. COGGER]

I am pleased to present your Fund's semiannual report for the period ended July 31, 1996. Your receipt of this report provides us with the opportunity to reflect on the investment environment of the past six months. It also allows me to introduce Maureen Newman as the new Massachusetts Portfolio Manager. Prior to joining Colonial, Ms. Newman was with Fidelity Investments for eleven years where she acted in both the capacity of an analyst and a portfolio manager.

In the bond market, significantly stronger than expected economic indicators early in the period stirred inflation fears and propelled long-term interest rates upward. The Federal Reserve Board lowered short-term interest rates in January, but failed to continue the easing trend that the market anticipated. As a result, long-term interest rates rose during the period, eliminating almost half of the ground gained during 1995's bond market rally. Bond market volatility continues, based upon receipt of conflicting economic reports and changing expectations of Federal Reserve Board activity.

While market conditions put pressure on municipal bond prices as well, there was some good news for the tax-exempt sector. Some of the significant reasons that municipal bonds outperformed Treasury bonds were technical, such as low supply and strong retail market support. Others were fundamental, such as the easing of fears generated by tax-reform proposals, particularly those promoting a flat tax.

In the stock market, generally favorable conditions prevailed throughout most of the period, with both large company and small company stocks posting strong performance until July, when a price correction took place. As a result of that correction, stock indices generally posted negative total returns for July.

Our expectations for the remainder of 1996 include a moderating economy. We do believe that the economy will continue to grow, although at a slower pace than was indicated earlier this year. The lack of any appreciable wage and price pressure should put the bond market's fears of inflation to rest. Therefore, we are optimistic that market psychology will shift and volatility will decline by year-end.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
September  11, 1996

                           PORTFOLIO MANAGEMENT REPORT

MAUREEN NEWMAN is portfolio manager of the Colonial Massachusetts Tax-Exempt Fund. Ms. Newman is vice president of Colonial Management Associates, Inc. and is the Manager of Tax-Exempt Credit Research.

Q: WHAT WAS THE FUND'S STRATEGY DURING THE PAST SIX MONTHS?

A: Our strategy had two major themes during the period. First, we shortened the effective maturity of the portfolio in order to reduce the Fund's sensitivity to interest rates and to take advantage of the flat yield curve. The yield curve is a graphical representation of interest rates for bonds of different maturities. In the municipal market, the recent difference between the yield of a 15-year bond and a 30-year bond has been low, which is one example of a flat yield curve. When this occurs, the Fund's volatility can be reduced without significantly reducing the yield. Second, we have been upgrading the overall credit quality of the portfolio because credit quality spreads have been narrow. This means there is little yield advantage for taking additional risks on lower quality bonds. We will reverse this strategy if the yield advantage of lower-rated bonds increases.

Q: HOW DID THE FUND'S SIX MONTH PERFORMANCE COMPARE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX?

A: The Fund underperformed the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that measures the performance of the municipal bond market. The Index's holdings represent many states, not just Massachusetts. The total return for the Fund's Class A shares, based on net asset value, was down 1.52%, while the return on the Index was down 0.30%.

Q: WHAT FACTORS CONTRIBUTED TO PERFORMANCE DURING THIS PERIOD?

A: The biggest factor was a number of stronger than expected economic reports that resulted in interest rates moving up close to 100 basis points over the period. Because bond prices fall when interest rates rise, this had a negative effect on fixed income investments. Other factors included a tight supply of Massachusetts bonds, which created a challenging environment for implementing the Fund's strategy and shifting its focus towards bonds with shorter effective maturities.

Q: HOW IS THE STATE'S ECONOMY FARING?

A: Our outlook on the Commonwealth of Massachusetts remains positive. Unemployment is well below the national average and many companies are reportedly seeking skilled employees from other states. The primary growth areas continue to be health care services and construction, which is benefiting from the "Big Dig" construction project, expected to last well into the next decade. We continued to keep a watchful eye on consolidation in the health care sector. We also closely monitored the progress of some large employers lobbying for tax breaks to offset the high cost of doing business in the Commonwealth, most notably Raytheon Corp. and the mutual fund industry.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1996?

A: A number of recent reports indicate stronger economic growth than we previously expected. Despite these growth indicators, we have not seen any appreciable wage and price pressure, and believe the market's fears of inflation should be calmed. We do expect continued volatility and fluctuating interest rates through the end of the year, and we are continuing to reduce the effective maturity of the Fund due to the flatness of the yield curve. We will also continue to look for opportunities to upgrade credit quality where the yield differential between higher and lower rated bonds is narrow.

          COLONIAL MASSACHUSETTS TAX-EXEMPT FUND INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 4/87 to 7/96
                       Based on Net Asset Value (NAV) and
                 Maximum Offering Price (MOP) for Class A Shares



 CMATEF          NAV             MOP            Lehman
--------        ------          ------          ------
 4/30/87        10,000           9,525          10,000
 5/31/87         9,890           9,421           9,950
 6/30/87        10,152           9,670          10,243
 7/31/87        10,301           9,811          10,347
 8/31/87        10,322           9,831          10,370
 9/30/87         9,714           9,253           9,988
10/31/87         9,790           9,325          10,023
11/30/87        10,105           9,625          10,285
12/31/87        10,242           9,756          10,434
 1/31/88        10,620          10,116          10,806
 2/29/88        10,760          10,249          10,920
 3/31/88        10,614          10,109          10,793
 4/30/88        10,710          10,201          10,875
 5/31/88        10,638          10,132          10,844
 6/30/88        10,904          10,386          11,002
 7/31/88        10,971          10,450          11,074
 8/31/88        11,022          10,499          11,084
 9/30/88        11,152          10,622          11,284
10/31/88        11,362          10,823          11,483
11/30/88        11,288          10,752          11,378
12/31/88        11,420          10,878          11,495
 1/31/89        11,635          11,082          11,732
 2/28/89        11,510          10,963          11,598
 3/31/89        11,498          10,952          11,571
 4/30/89        11,749          11,191          11,846
 5/31/89        11,918          11,352          12,091
 6/30/89        12,039          11,467          12,256
 7/31/89        12,128          11,552          12,423
 8/31/89        12,032          11,460          12,301
 9/30/89        12,054          11,481          12,264
10/31/89        12,110          11,534          12,414
11/30/89        12,286          11,702          12,631
12/31/89        12,378          11,790          12,735
 1/31/90        12,316          11,731          12,675
 2/28/90        12,445          11,854          12,788
 3/31/90        12,417          11,827          12,791
 4/30/90        12,265          11,682          12,699
 5/31/90        12,609          12,010          12,976
 6/30/90        12,705          12,101          13,090
 7/31/90        12,928          12,314          13,283
 8/31/90        12,665          12,063          13,090
 9/30/90        12,617          12,018          13,098
10/31/90        12,789          12,181          13,336
11/30/90        13,090          12,468          13,604
12/31/90        13,168          12,543          13,663
 1/31/91        13,339          12,705          13,846
 2/28/91        13,473          12,833          13,967
 3/31/91        13,533          12,891          13,972
 4/30/91        13,727          13,075          14,158
 5/31/91        13,865          13,206          14,284
 6/30/91        13,849          13,191          14,270
 7/31/91        14,065          13,397          14,444
 8/31/91        14,224          13,549          14,634
 9/30/91        14,365          13,682          14,825
10/31/91        14,525          13,836          14,958
11/30/91        14,549          13,858          15,000
12/31/91        14,887          14,180          15,322
 1/31/92        14,887          14,180          15,357
 2/29/92        14,927          14,218          15,362
 3/31/92        14,947          14,237          15,368
 4/30/92        15,069          14,353          15,504
 5/31/92        15,273          14,547          15,687
 6/30/92        15,518          14,781          15,950
 7/31/92        16,013          15,252          16,428
 8/31/92        15,867          15,113          16,268
 9/30/92        15,950          15,193          16,374
10/31/92        15,740          14,993          16,213
11/30/92        16,119          15,353          16,504
12/31/92        16,314          15,539          16,672
 1/31/93        16,504          15,720          16,866
 2/28/93        17,082          16,271          17,476
 3/31/93        16,952          16,147          17,291
 4/30/93        17,102          16,290          17,466
 5/31/93        17,188          16,371          17,564
 6/30/93        17,468          16,638          17,857
 7/31/93        17,486          16,655          17,880
 8/31/93        17,812          16,966          18,253
 9/30/93        18,030          17,174          18,461
10/31/93        18,072          17,213          18,497
11/30/93        17,910          17,059          18,333
12/31/93        18,242          17,375          18,720
 1/31/94        18,463          17,586          18,934
 2/28/94        18,049          17,192          18,444
 3/31/94        17,336          16,513          17,693
 4/30/94        17,446          16,617          17,843
 5/31/94        17,600          16,764          17,997
 6/30/94        17,501          16,670          17,887
 7/31/94        17,822          16,975          18,215
 8/31/94        17,862          17,013          18,278
 9/30/94        17,573          16,739          18,010
10/31/94        17,168          16,352          17,691
11/30/94        16,732          15,937          17,370
12/31/94        17,202          16,385          17,753
 1/31/95        17,817          16,971          18,260
 2/28/95        18,317          17,447          18,791
 3/31/95        18,478          17,600          19,007
 4/30/95        18,517          17,637          19,030
 5/31/95        19,044          18,139          19,637
 6/30/95        18,738          17,848          19,465
 7/31/95        18,850          17,954          19,649
 8/31/95        19,110          18,202          19,899
 9/30/95        19,271          18,356          20,024
10/31/95        19,659          18,725          20,316
11/30/95        20,073          19,120          20,653
12/31/95        20,361          19,394          20,851
 1/31/96        20,472          19,500          21,009
 2/29/96        20,227          19,267          20,867
 3/31/96        19,856          18,912          20,600
 4/30/96        19,764          18,825          20,542
 5/31/96        19,775          18,835          20,534
 6/30/96        19,994          19,044          20,758
 7/31/96        20,160          19,202          20,946


A $10,000 investment in Class B shares made on 6/92 (inception) at NAV would have been valued at $12,786 on 7/31/96. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $12,586 on 7/31/96.

                          AVERAGE ANNUAL TOTAL RETURNS
                  As of June 30, 1996 (most recent quarter end)

                                      CLASS A SHARES            CLASS B SHARES
                                    Inception 4/10/87          Inception 6/8/92
                                    NAV           MOP          NAV        w/CDSC
--------------------------------------------------------------------------------
1 YEAR                              6.69%        1.63%        5.90%        0.90%
--------------------------------------------------------------------------------
5 YEARS                             7.62%        6.58%        --           --
--------------------------------------------------------------------------------
SINCE INCEPTION                     7.64%        7.07%        6.03%        5.41%
--------------------------------------------------------------------------------

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5% for one year and 3% since inception. If the Adviser had not waived or borne certain Fund expenses, total returns would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1996 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.0%                                                     PAR            VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 17.5%
   Education - 15.1%
   State College Building Authority,
    Series 1994 A,
                                7.500%                 05/01/14            $1,825        $  2,188
    Southeastern University,
    Series 1995 A,
                                5.750%                 05/01/16             1,250           1,247
   State Health & Educational
    Facilities Authority:
    Amherst College, Series E,
                                6.800%                 11/01/21               500             537
    Berkley College of Music, Series C,
                                6.875%                 10/01/21             1,000           1,069
    Boston College, Series K:
                                5.250%                 06/01/18             6,000           5,535
                                5.250%                 06/01/23             5,850           5,316
    Boston University, Series 1991 L,
     RIB, (variable rate),
                                9.490%                 10/01/31             1,000           1,076
    Community Colleges Program, Series A,
                                6.600%                 10/01/22             1,250           1,277
    Harvard University, Series N,
                                6.250%                 04/01/20             9,250           9,897
    Suffolk University, Series B,
                                6.250%                 07/01/12             1,000           1,019
    Tufts University, Series 1988 D,
                                7.700%                 08/01/08               400             432
    Worcester Polytechnical Institute, Series E,
                                6.625%                 09/01/17               500             519
                                6.750%                 09/01/11               500             533
   State Industrial Finance Agency:
    Babson College,
    Series 1992 A,
                                6.375%                 10/01/09             1,000           1,061
    Concord Academy,
    Series 1991,
                                6.900%                 09/01/21               400             428
    Emerson College,
    Series 1991 A,
                                8.900%                 01/01/18               500             549
    Holy Cross College,
                                5.500%                 03/01/05             1,375           1,420

                        Investment Portfolio/July 31,1996
--------------------------------------------------------------------------------

    Milton Academy,
    Series 1993 B,
                                5.250%                 09/01/19            $1,000        $    924
    Phillips Academy,
    Series 1993,
                                5.375%                 09/01/23             2,050           1,927
   University of Massachusetts
    Building Authority,
    Series 1991 A,
                                7.200%                 05/01/04               400             451
                                                                                         --------
                                                                                           37,405
                                                                                         --------
   SCHOOL DISTRICT GENERAL OBLIGATION - 0.4%
   Nauset Regional School District:
    Series A:
                                6.400%                 06/15/09               220             231
                                6.400%                 06/15/10               220             230
    Series B:
                                6.400%                 09/15/09               260             273
                                6.400%                 09/15/10               260             273
                                                                                         --------
                                                                                            1,007
                                                                                         --------
   STUDENT LOAN - 2.0%
   New England Educational Loan Marketing
    Corp., Student Loan, Series 1993-A,
                                5.700%                 07/01/05             5,000           5,038
                                                                                         --------

-------------------------------------------------------------------------------------------------
HEALTH - 12.2%
   HEALTH SERVICES - 0.3%
   State Industrial Finance Agency,
    Harvard Community Health Plan, Inc.,
    Series 1988 B,
                                8.125%                 10/01/17               640             682
                                                                                         --------
   HOSPITALS - 7.8%
   State Health & Educational
    Facilities Authority,
    Berkshire Health System, Series C,
                                6.000%                 10/01/20             1,000             877
    Beth Israel Hospital, Series D,
                                7.800%                 07/01/14               250             272
    Beverly Hospital, Series D,
                                7.300%                 07/01/13             1,000           1,085
    Capital Asset Program, Series 1989 F,
                                7.300%                 10/01/18               750             816
    Charlton Memorial Hospital, Series B:
                                7.250%                 07/01/07               500             538
                                7.250%                 07/01/13               500             528
    Children's Hospital, Series E:
                                5.500%                 10/01/19             3,500           3,316
                                6.200%                 10/01/16             2,000           2,032

                        Investment Portfolio/July 31,1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
-------------------------------------------------------------------------------------------------
HEALTH - CONT.
   HOSPITALS - CONT.
    Dana Farber Cancer Institute:
     Series C,
                                6.650%                 12/01/15            $  250        $    256
     Series 1995 G1,
                                5.500%                 12/01/27             6,000           5,370
    Lowell General Hospital, Series 1991 A,
                                8.400%                 06/01/11               500             548
    Medical Center of Central Mass., Series A,
                                7.000%                 07/01/12             1,000           1,042
    St. Elizabeth's Hospital, Series E,
                                9.746%                 08/15/21             1,000           1,092
    Spaulding Rehabilitation Hospital, Series A,
                                7.625%                 07/01/21               400             423
    University Hospital, Series C,
                                7.250%                 07/01/19             1,000           1,091
                                                                                         --------
                                                                                           19,286
                                                                                         --------
   INTERMEDIATE CARE FACILITIES  - 0.1%
   State Health & Educational
    Facilities Authority,
    Corp. for Independent Living,
                                8.100%                 07/01/18               295             291
                                                                                         --------
   NURSING HOMES - 4.0%
   Boston,
    St. Joseph Nursing Care Center, Inc.
    Series 1990,
                               10.000%                 01/01/20(a)            495             541
    Deutsches Altenheim, Inc., Series A,
                                7.700%                 11/01/31               985           1,050
    Fairview Extended Care Service, Inc., Series A,
                               10.250%                 01/01/21               500             564
   State Industrial Finance Agency:
    American Health Foundation Inc.,
    Series 1989,
                               10.125%                 03/01/19             1,785           1,872
    Belmont Home Care,
    Series 1995 A,
                                9.270%                 01/01/25             2,000           2,092
    GF/Massachusetts Inc.,
    Series 1994,
                                8.300%                 07/01/23             2,475           2,401
    Seacoast Nursing Home,
    Series 1991,
                                9.625%                 12/01/21             1,260           1,378
                                                                                         --------
                                                                                            9,898
                                                                                         --------

                       Investment Portfolio/July 31,1996
--------------------------------------------------------------------------------

HOUSING - 8.6%
   ASSISTED LIVING/SENIOR - 0.4%
   State Industrial Finance Agency,
    Heights Crossing Ltd.,
    Series 1995,
                                      6.000%                 02/01/15            $1,125        $  1,124
                                                                                               --------
   MULTI - FAMILY - 3.1%
   Boston-Mount Pleasant
    Development Corp.,
    Section 8 Assisted, Series A,
                                      6.750%                 08/01/23             1,680           1,739
   Framingham Housing Authority,
    Beaver Terrace Apartments,
    Series 1992 A,
                                      6.600%                 08/20/16               655             668
   State Housing Finance Agency:
    Series 1988 A,
                                      8.400%                 08/01/21             1,210           1,240
    Series 1989 A,
                                      7.600%                 12/01/16               690             726
    Series 1990 A,
                                      8.150%                 02/01/29               135             143
    Series 1992 C,
                                      6.875%                 11/15/11             3,000           3,217
                                                                                               --------
                                                                                                  7,733
                                                                                               --------
   SINGLE - FAMILY - 5.1%
   State Housing Finance Agency:
    Series 3,
                                      7.875%                 06/01/14               400             410
    Series 5,
                                      8.375%                 06/01/15               500             519
    Series 6,
                                      8.100%                 12/01/14               495             521
    Series 7,
                                      8.100%                 06/01/20               420             442
    Series 8,
                                      7.700%                 06/01/17               575             604
    Series 9,
                                      8.100%                 12/01/21               500             530
    Series 12,
                                      7.600%                 12/01/13               250             261
    Series 13,
                                      7.950%                 06/01/23             1,450           1,517
    Series 18,
                                      7.350%                 12/01/16             1,000           1,055
    Series 1987 4,
                                      7.375%                 06/01/14               705             723
    Series 1987 A,
                                      9.000%                 12/01/18               215             223

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
-------------------------------------------------------------------------------------------------
HOUSING -CONT.
   SINGLE - FAMILY - CONT.
    Series 1987 B,
                                8.500%                 08/01/20            $   10        $     10
    Series 1988 B,
                                8.100%                 08/01/23               455             477

    Series 1989 A:
                                8.200%                 08/01/15               245             257
                                8.200%                 08/01/27               330             346
    Series 1994 A,
                                6.750%                 07/01/28             4,500           4,708
                                                                                         --------
                                                                                           12,603
                                                                                         --------

-------------------------------------------------------------------------------------------------
OTHER - 8.8%
   PUBLIC FACILITIES IMPROVEMENT - 0.7%
   PR Commonwealth of Puerto Rico,
    Public Buildings Authority, Series 1993-M,
     stepped coupon, (5.700%  07/01/98)
                                3.750%                 07/01/16(b)          2,000           1,777
                                                                                         --------

   PUBLIC INFRASTRUCTURE - 0.1%
   State Industrial Finance Agency,
    Series 1987 G,
                                7.875%                 05/01/07               100             101
   VI Public Finance Authority,
    Series 1992 A,
                                7.000%                 10/01/02               250             271
                                                                                         --------
                                                                                              372
                                                                                         --------
   REFUNDED/ESCROW/SPECIAL OBLIGATIONS (c) - 8.0%
   Bay Transportation Authority,
    General Transportation System,
    Series 1990-B,
                                7.875%                 03/01/21(d)          4,000           4,595
   Boston Water & Sewer Commission,
    Series 1991 A,
                                7.000%                 11/01/18             2,700           3,037
   Leominster,
                                7.500%                 04/01/09             1,075           1,200
   Lynn,
                                7.850%                 01/15/11             1,000           1,179
   Palmer,
    Series 1990 B,
                                7.700%                 10/01/10             1,000           1,135
   Southern Berkshire Regional
    School District,
                                7.000%                 04/15/11               500             565

                        Investment Portfolio/July 31,1996
--------------------------------------------------------------------------------

   State Health & Educational
    Facilities Authority:
    Carney Hospital, Series C,
                                7.750%                 07/01/14            $  500        $    566
    Cooley Dickinson Hospital, Series A,
                                7.125%                 11/15/18             1,920           2,201
    Framingham Union Hospital, Series B,
                                8.500%                 07/01/20             1,000           1,154
    Mt. Auburn Hospital, Series 1988 A,
                                7.875%                 07/01/18               250             272
    St. John's Hospital, Series 1990 B,
                                8.375%                 12/01/20               500             582
    Winchester Hospital, Series C,
                                7.550%                 07/01/11               500             570
   State Housing Finance Agency:
    Series A,
                                8.700%                 05/15/14               230             254
    Series 1990,
                                9.000%                 10/01/20               485             571
   State Industrial Finance Agency,
    Mary Ann Morse Nursing Home, Inc.:
     Series 1991 I,
                                10.000%                 01/01/21              925           1,138

   University of Lowell Building
    Authority,
    Series 1987 A,
                                7.600%                 11/01/11               200             213
   University of Massachusetts
    Building Authority:
     Series 1976 A,
                                7.500%                 05/01/11               100             116
   Worcester,
                                6.900%                 05/15/07               415             467
                                                                                         --------
                                                                                           19,815
                                                                                         --------

-------------------------------------------------------------------------------------------------
 OTHER REVENUE - 1.1%
   JUSTICE & PUBLIC ORDER - 0.4%
    Plymouth County Correctional Facility,
    Series A,
                                7.000%                 04/01/22             1,000           1,089
                                                                                         --------

   MANUFACTURING - 0.7%
   State Industrial Finance Agency,
    House of Bianchi Inc.,
                                8.750%                 06/01/18             1,725           1,768
                                                                                         --------

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
-------------------------------------------------------------------------------------------------
 RESOURCE RECOVERY - 1.4%
   LAND FILL - 1.0%
   State Industrial Finance Agency,
    Peabody Monofill Associates, Inc.,
    Series 1995,
                                9.000%                 09/01/05            $2,300        $  2,403
                                                                                         --------

   MISCELLANEOUS DISPOSAL - 0.2%
   Boston Industrial Development
    Finance Authority,
    Jet-A-Way, Inc.,
                               10.500%                 01/01/11               400             444
                                                                                         --------

   RESOURCE RECOVERY - 0.2%
   Agawam,
    Springfield Resource Recovery Project,
    Series 1986,
                                8.500%                 12/01/08               500             519
                                                                                         --------

-------------------------------------------------------------------------------------------------
 TAX-BACKED - 14.4%
   GENERAL OBLIGATION - 14.4%
   Amherst,
    Series 1992,
                                6.500%                 01/15/12               695             734
   Andover Old Town Hall,
    Series 1989,
                                7.700%                 12/15/04             1,255           1,371
   Boston,
    Series 1992 A,
                                6.500%                 07/01/12             4,340           4,644
   Fall River,
                                7.200%                 06/01/10             1,250           1,373
   Groveland,
    Series 1991,
                                6.900%                 06/15/08(d)            250             271
   Haverhill,
                                8.200%                 08/15/09               935           1,021
   Holyoke:
    School Project Loan,
                                7.650%                 08/01/09               500             541
    Series,1996 A,
                                6.000%                 06/15/07             1,345           1,412
   Lowell,
                                8.400%                 01/15/09             1,000           1,138
   Mansfield,
                                6.700%                 01/15/11             1,000           1,068
   Nantucket, Series 1991,
                                6.800%                 12/01/11             1,000           1,091

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

   Peabody:
                                6.900%                 08/01/07            $  485        $    526
                                6.950%                 08/01/08               500             542
   State:
    Series B,
                                7.000%                 07/01/09             4,385           5,015
    Series 1991 B:
                                  (e)                  06/01/07               450             256
                                6.500%                 08/01/11             2,000           2,122
    Series 1991 C,
                                6.500%                 08/01/11             1,250           1,327
    Series 1992 B,
                                6.500%                 08/01/08             1,000           1,110
   Swansea,
    School Project Loan:
                                6.800%                 01/15/09               250             261
                                6.800%                 01/15/10               125             130
                                6.800%                 01/15/11               210             219
   Weymouth,
    Series 1992:
                                6.700%                 06/15/09               200             209
                                6.700%                 06/15/10               200             209
                                6.700%                 06/15/11               155             162
                                6.700%                 06/15/12               140             146
   Woburn,
                                7.200%                 04/01/04               130             141
   Worcester,
    Series C,
                                5.750%                 10/01/13             1,000           1,008
   PR Commonwealth of Puerto Rico
    Public Building Authority,
    Series 1993 M,
                                5.600%                 07/01/08             2,500           2,556
   PR Commonwealth of Puerto Rico,
    Series 1994,
                                6.500%                 07/01/23             5,000           5,238
                                                                                         --------
                                                                                           35,841
                                                                                         --------

-------------------------------------------------------------------------------------------------
 TRANSPORTATION - 11.8%
   TRANSPORTATION - 9.8%
   Massachusetts Bay Transportation
    Authority:
    Series 1991 A,
                                7.000%                 03/01/21             1,500           1,740
    Series 1992 B:
                                5.500%                 08/01/21(d)          2,000           1,895
                                6.200%                 03/01/16             3,700           3,931
    Series 1994 A:
                                7.000%                 03/01/10             5,000           5,700

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                                      PAR           VALUE
-------------------------------------------------------------------------------------------------
 TRANSPORTATION - CONT.
    Series 1994 A:
                                7.000%                 03/01/11            $4,270        $  4,953
                                7.000%                 03/01/14             1,250           1,455
   Massachusetts Bay Transportation
    Authority,
    Series 1988,
                                7.750%                 01/15/06               250             285
   State Port Authority,
    Series 1993 B,
                                5.000%                 07/01/18             5,000           4,313
                                                                                         --------
                                                                                           24,272
                                                                                         --------

   TURNPIKE/TOLL ROAD/BRIDGE - 2.0%
   PR Commonwealth of Puerto Rico
    Highway & Transportation Authority,
    Series W,
                                5.500%                 07/01/09               660             667
    Series 1996 Z,
                                6.250%                 07/01/05             4,000           4,365
                                                                                         --------
                                                                                            5,032
                                                                                         --------

-------------------------------------------------------------------------------------------------
UTILITY - 22.2%
   INVESTOR OWNED - 0.6%
   State Industrial Finance Agency,
    Nantucket Electric Co.,
    Series 1996 A,
                                6.750%                 07/01/05             1,400           1,537
                                                                                         --------
   JOINT  POWER AUTHORITY - 4.5%
   State Municipal Wholesale
    Electric Co.:
    Series 1994 A,
                                5.000%                 07/01/17(d)          5,000           4,456
    Series 1994 A, RIB, (variable rate)
                                6.180%                 07/01/16             4,000           3,200
    Series 1994 B,
                                4.750%                 07/01/10(d)          2,000           1,798
                                4.750%                 07/01/11             2,000           1,780
                                                                                         --------
                                                                                           11,234
                                                                                         --------

MUNICIPAL ELECTRIC - 1.4%
   PR Commonwealth of Puerto Rico
    Electric Power Authority:
    Series 1995 Y,
                                7.000%                 07/01/07             1,500           1,725
    Series 1989 O,
                                5.000%                 07/01/12             2,000           1,818
                                                                                         --------
                                                                                            3,543
                                                                                         --------

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

   WATER & SEWER - 15.7%
   Boston Water & Sewer Commission:
    Series 1992 A,
                                5.750%                 11/01/13            $1,000        $  1,007
    Series 1993 A,
                                5.250%                 11/01/19             4,750           4,364
   Essex Sewer District,
    Series 1996 A,
                                5.250%                 06/15/18             5,440           5,046
   State Industrial Finance Agency,
    Massachusetts Environmental Services,
    Series 1994 A,
                                8.750%                 11/01/21             3,000           3,019
   State Water Pollution Abatement Trust,
    Massachusetts Water Resources Authority:
    Series 1992 A:
                                6.500%                 07/15/09             2,000           2,208
                                6.500%                 07/15/19             5,000           5,456
    Series 1993 B,
                                5.500%                 03/01/17             1,000             956
    Series 1993 C:
                                5.250%                 12/01/15             2,750           2,564
                                5.250%                 12/01/15             1,000             949
                                5.250%                 12/01/20             5,025           4,554
    Series 1995 A,
                                5.000%                 08/01/14             1,500           1,374
    Series 1995 B,
                                6.250%                 12/01/13             5,000           5,331
    Series 1996 A,
                                6.000%                 02/01/06             1,000           1,059
   PR Commonwealth of Puerto Rico
    Aqueduct & Sewer Authority,
    Series 1995,
                                6.250%                 07/01/13             1,000           1,050
                                                                                         --------
                                                                                           38,937
                                                                                         --------

TOTAL MUNICIPAL BONDS (cost of $230,127)                                                  243,650
                                                                                         --------

   OPTIONS - 0.0 %                                                         CONTRACTS
   ----------------------------------------------------------------------------------------------
   September 1996 Treasury Bond Puts:
    Strike price 106, expiration 9/10/96
    (cost of $178)                                                             90              30
                                                                                         --------

   TOTAL INVESTMENTS (cost of $230,305)(f)                                                243,680
                                                                                         --------

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

SHORT - TERM OBLIGATIONS -1.0%
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
   Pinellas County Health Facilities
    Authority,
    Series 1985,
                                3.750%                 12/01/15            $2,400        $  2,400
                                                                                         --------


OTHER ASSETS & LIABILITIES, NET - 1.0%                                                      2,386
-------------------------------------------------------------------------------------------------

NET ASSETS - 100%                                                                        $248,466
                                                                                         --------

NOTES TO INVESTMENT PORTFOLIO:

(a) This is a restricted security which was acquired on April 2, 1990 at a cost of $495. This security represents 0.2% of the Fund's net assets as of July 31, 1996.

(b) Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(d) These securities, or a portion thereof, with a total market value of $12,744, are being used to collateralize open futures contracts.

(e)      Zero coupon bond.

(f)      Cost for federal income tax purposes is approximately the same.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1996.


Short futures contracts open at July 31, 1996:

                            Par value                             Unrealized
                            covered by       Expiration          depreciation
    Type                    contracts           month             at 7/31/96
-----------------------------------------------------------------------------
Treasury Bond                 $9,700          September               146

Acronym                                              Name
-------                                     ----------------------
 RIB                                        Residual Interest Bond

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1996 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $230,305)                                  $  243,680
Short-term obligations                                                     2,400
                                                                      ----------
                                                                         246,080
Receivable for:
  Interest                                                 $3,318
  Investments sold                                          1,044
  Fund shares sold                                            186
  Other                                                        41          4,589
                                                           ------     ----------
    Total Assets                                                         250,669

LIABILITIES
Payable for:
  Fund shares repurchased                                   1,069
  Distributions                                             1,060
  Variation margin on futures                                  67
Payable to adviser                                              5
Accrued Deferred Trustees fees                                  2
                                                           ------
    Total Liabilities                                                      2,203
                                                                      ----------

NET ASSETS                                                            $  248,466
                                                                      ----------

Net asset value & redemption price per share -
Class A ($190,096/24,644)                                             $     7.71
                                                                      ----------
Maximum offering price per share - Class A
($7.71/0.9525)                                                        $     8.09(a)
                                                                      ----------
Net asset value & offering price per share -
Class B ($58,370/7,567)                                               $     7.71(b)
                                                                      ----------

COMPOSITION OF NET ASSETS
Capital paid in                                                       $  238,248
Undistributed net investment income                                          201
Accumulated net realized loss                                             (3,212)
Net unrealized appreciation (depreciation) on:
   Investments                                                            13,375
   Open futures contracts                                                   (146)
                                                                      ----------
                                                                      $  248,466
                                                                      ----------

(a)      On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)

(in thousands)

INVESTMENT INCOME
Interest                                                               $  7,914

EXPENSES
Management fee                                              $    683
Service fee                                                      179
Distribution fee - Class B                                       218
Transfer agent                                                   201
Bookkeeping fee                                                   49
Trustees fee                                                      12
Custodian fee                                                      6
Audit fee                                                         15
Legal fee                                                          4
Registration fee                                                   6
Reports to shareholders                                            4
Other                                                             10
                                                            --------
                                                               1,387
Fees waived by the Adviser                                       (43)
                                                            --------
         Net Investment Income                                            1,344
                                                                       --------
                                                                          6,570
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                                    2,395
Closed futures contracts                                         369
                                                            --------
    Net Realized Gain
Net unrealized depreciation during                                        2,764
  the period on:
Investments                                                  (13,637)
Open futures contracts                                          (153)
                                                            --------

     Net Unrealized Loss                                                (13,790)
                                                                       --------
          Net Loss                                                      (11,026)
                                                                       --------
Net Decrease in Net Assets from Operations                             $ (4,456)
                                                                       --------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                       (Unaudited)
                                                        Six months
                                                          ended      Year ended
(in thousands)                                           July 31     January 31
                                                       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                         1996           1996
                                                       ---------      ---------
Operations:
Net investment income                                  $   6,570      $  13,964
Net realized gain (loss)                                   2,764         (1,354)
Net unrealized appreciation (depreciation)               (13,790)        23,521
                                                       ---------      ---------
    Net Increase (Decrease) from Operations               (4,456)        36,131
Distributions:
From net investment income - Class A                      (5,120)       (11,196)
From net investment income - Class B                      (1,311)        (2,783)
                                                       ---------      ---------
                                                         (10,887)        22,152
                                                       ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A                         5,188         20,583
Value of distributions reinvested - Class A                2,732          6,014
Cost of shares repurchased - Class A                     (17,146)       (29,356)
                                                       ---------      ---------
                                                          (9,226)        (2,759)
                                                       ---------      ---------
Receipts for shares sold - Class B                         4,237          8,695
Value of distributions reinvested - Class B                  764          1,601
Cost of shares repurchased - Class B                      (4,832)        (8,555)
                                                       ---------      ---------
                                                             169          1,741
                                                       ---------      ---------
    Net Increase (Decrease) from Fund Share
      Transactions                                        (9,057)        (1,018)
                                                       ---------      ---------
        Total Increase (Decrease)                        (19,944)        21,134

NET ASSETS
Beginning of period                                      268,410        247,276
                                                       ---------      ---------
End of period (including undistributed
 net investment income of $201 and $34,
 respectively)                                         $ 248,466      $ 268,410
                                                       ---------      ---------

NUMBER OF FUND SHARES
Sold - Class A                                               671          2,677
Issued for distributions reinvested - Class A                355            780
Repurchased - Class A                                     (2,218)        (3,796)
                                                       ---------      ---------
                                                          (1,192)          (339)
                                                       ---------      ---------
Sold - Class B                                               549          1,132
Issued for distributions reinvested - Class B                100            208
Repurchased - Class B                                       (624)        (1,106)
                                                       ---------      ---------
                                                              25            234
                                                       ---------      ---------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1996 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Massachusetts Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

                   Notes to Financial Statements/July 31, 1996


Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:

                   Notes to Financial Statements/July 31, 1996

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

              Average Net Assets                   Annual Fee Rate
              ------------------                   ---------------
               First $1 billion                         0.55%
               Next $1 billion                          0.50%
               Over $2 billion                          0.45%

Effective January 1, 1996, the management fee applicable to the Trust is being reduced based on the following schedule for the first $1 billion in combined average net assets:

                                                Cumulative Annualized
Effective Date                                       Reduction
--------------                                  ---------------------
January 1, 1996                                       0.0125%
April 1, 1996                                         0.0250%
July 1, 1996                                          0.0375%
October 1, 1996                                       0.0500%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $18,315 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $138,086 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                        Valuation of shares                    Annual
                    outstanding on the 20th of                  Fee
                   each month which were issued                 Rate
                   ----------------------------                ------
                    Prior to November 30, 1994                  0.10%
                    On or after December 1, 1994                0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                   Notes to Financial Statements/July 31, 1996


EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended July 31, 1996, purchases and sales of investments, other than short-term obligations were $48,018,719 and $57,736,728, respectively.

Unrealized appreciation (depreciation) at July 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

      Gross unrealized appreciation                        $14,360,754
      Gross unrealized depreciation                           (985,334)
                                                           -----------
              Net unrealized appreciation                  $13,375,420
                                                           -----------

CAPITAL LOSS CARRYFORWARDS: At January 31, 1996, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                  Year of                              Capital loss
                 expiration                            carryforward
                 ----------                            ------------
                   2002                                $  173,000
                   2003                                 1,749,000
                   2004                                 1,201,000
                                                       ----------
                                                       $3,123,000
                                                       ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                   Notes to Financial Statements/July 31, 1996

NOTE 4. PORTFOLIO INFORMATION - CONT.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1996.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                         (Unaudited)
                                       Six months ended                            Year ended
                                           July 31                                 January 31
                                 ----------------------------             -------------------------
                                            1996                                    1996
                                 Class A              Class B             Class A           Class B
                                 --------             -------             --------          -------
Net asset value -
   Beginning of period           $  8.040             $ 8.040             $  7.390          $ 7.390
                                 --------             -------             --------          -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment
 income(a)                          0.209               0.180                0.424            0.367
Net realized and
unrealized gain (loss)             (0.336)             (0.336)               0.650            0.650
                                 --------             -------             --------          -------
   Total from Investment
      Operations                   (0.127)             (0.156)               1.074            1.017
                                 --------             -------             --------          -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income                (0.203)             (0.174)              (0.424)          (0.367)
                                 --------             -------             --------          -------
Net asset value -
   End of period                 $  7.710             $ 7.710             $  8.040          $ 8.040
                                 --------             -------             --------          -------
Total return(b)(c)                  (1.52)%(d)          (1.90)%(d)           14.90%           14.05%
                                 --------             -------             --------          -------

RATIOS TO AVERAGE NET ASSETS
Expenses                             0.89%(e)(f)         1.64%(e)(f)          0.85%(e)         1.60%(e)
Net investment
income                               5.38%(e)(f)         4.63%(e)(f)          5.49%(e)         4.74%(e)
Fees and expenses waived
   or borne by the
   Adviser                           0.03%(d)            0.03%(d)             0.06%            0.06%
Portfolio turnover                     20%(d)              20%(d)               21%              21%
Net assets at end
of period (000)                  $190,096             $58,370             $207,759          $60,651

(a) Net of fees and expenses waived or
      borne by the Adviser which
      amounted to                $  0.001             $ 0.001             $  0.005          $ 0.005

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)      Not annualized

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(f)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                          Year ended January 31
                                 ---------------------------------------------------------------------
                                              1995                                  1994
                                   Class A            Class B            Class A            Class B
                                 ------------       ------------       ------------       ------------
Net asset value -
   Beginning of period           $      8.130       $      8.130       $      7.700       $      7.700
                                 ------------       ------------       ------------       ------------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income(a)                0.444              0.388              0.453              0.395
Net realized and
unrealized gain (loss)                 (0.738)            (0.738)             0.439              0.439
                                 ------------       ------------       ------------       ------------
   Total from Investment
      Operations                       (0.294)            (0.350)             0.892              0.834
                                 ------------       ------------       ------------       ------------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income                    (0.446)            (0.390)            (0.462)            (0.404)
In excess of net
  investment income                      --                 --                 --                 --
From net realized gains                  --                 --                 --                 --
In excess of net
  realized gains                         --                 --                 --                 --
                                 ------------       ------------       ------------       ------------
   Total from Distributions
   Declared to Shareholders            (0.446)            (0.390)            (0.462)            (0.404)
                                 ------------       ------------       ------------       ------------
Net asset value -
   End of period                 $      7.390       $      7.390       $      8.130       $      8.130
                                 ------------       ------------       ------------       ------------
Total return(c)(d)                      (3.49%)            (4.21%)            11.86%             11.05%
                                 ------------       ------------       ------------       ------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                 0.72%              1.47%              0.64%              1.39%
Net investment income                    5.93%              5.18%              5.68%              4.93%
Fees and expenses waived
   or borne by the Adviser               0.12%              0.12%              0.21%              0.21%
Portfolio turnover                         58%                58%                 7%                 7%
Net assets at end
of period (000)                  $    193,303       $     53,973       $    225,636       $     51,819

(a) Net of fees and expenses waived or
      borne by the Adviser which
      amounted to                $      0.009       $      0.009       $      0.016       $      0.016

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f)      Annualized.

                                                     Period ended
                 Year ended January 31                January 31
            -------------------------------          ------------
                         1993                            1992
               Class A          Class B(b)             Class A
            ------------       ------------          ------------
            $      7.420       $      7.450          $      7.120
            ------------       ------------          ------------


                   0.481              0.272                 0.505

                   0.301              0.275                 0.295
            ------------       ------------          ------------

                   0.782              0.547                 0.800
            ------------       ------------          ------------



                  (0.479)            (0.274)               (0.500)
            ------------       ------------          ------------
                  (0.002)            (0.002)                 --

                  (0.021)            (0.021)                 --
            ------------       ------------          ------------

                  (0.502)            (0.297)               (0.500)
            ------------       ------------          ------------

            $      7.700       $      7.700          $      7.420
            ------------       ------------          ------------
                   10.87%              1.11%(e)             11.61%
            ------------       ------------          ------------


                    0.54%              1.29%(f)              0.46%
                    6.38%              5.63%(f)              6.89%

                    0.33%              0.33%                 0.43%
                       7%                 7%                   14%

            $    186,526       $     17,282          $    145,957


            $      0.025       $      0.016          $      0.032

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.


* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

Colonial Customer Connection - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ............   press 1

For account information ..............................................   press 2

To speak to a Colonial representative ................................   press 3

For yield and total return information ...............................   press 4

For duplicate statements or new supply of checks .....................   press 5

To order duplicate tax forms and year-end statements .................   press 6
(February through May)

To review your options at any time during your call ..................   press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Massachusetts Tax-Exempt Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Massachusetts Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            MA-03/509C-0796 M (9/96)